LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.03%
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	137,856	$ 94,432
4.00% exercise price $4.00, maturity date 11/15/29	191,711	132,280
Total Convertible Bonds (Cost $219,099)		226,712

CORPORATE BONDS–88.74%
Advertising–0.35%
Getty Images 9.75% 3/1/27	197,000	198,724
Lamar Media 5.75% 2/1/26	680,000	713,150
Outfront Media Capital
5.25% 2/15/22	765,000	775,518
5.63% 2/15/24	500,000	515,000
5.88% 3/15/25	500,000	513,750
		2,716,142
Aerospace & Defense–1.67%
Arconic
5.13% 10/1/24	1,765,000	1,808,093
5.87% 2/23/22	1,276,000	1,340,393
5.90% 2/1/27	376,000	390,801
Bombardier
6.13% 1/15/23	1,956,000	1,987,785
7.50% 12/1/24	693,000	721,586
7.50% 3/15/25	1,643,000	1,696,398
7.88% 4/15/27	1,719,000	1,775,383
TransDigm
6.25% 3/15/26	2,499,000	2,608,956
6.50% 5/15/25	572,000	582,782
		12,912,177
Agriculture–0.06%
Darling Ingredients 5.25% 4/15/27	454,000	454,000
		454,000
Airlines–0.17%
United Continental Holdings 5.00% 2/1/24	1,296,000	1,315,051
		1,315,051
Apparel–0.12%
Hanesbrands 4.88% 5/15/26	400,000	396,640
Levi Strauss & Co. 5.00% 5/1/25	25,000	25,875
William Carter 5.63% 3/15/27	505,000	523,938
		946,453
Auto Manufacturers–0.49%
Fiat Chrysler Automobiles 5.25% 4/15/23	1,953,000	2,018,914
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
=General Motors Escrow 7.40% 9/1/49	325,000	$ 0
Jaguar Land Rover Automotive 4.50% 10/1/27	1,798,000	1,429,410
JB Poindexter & Co. 7.13% 4/15/26	351,000	353,748
‡Motors Liquidation 8.80% 3/1/49	425,000	0
		3,802,072
Auto Parts & Equipment–1.49%
Allison Transmission 4.75% 10/1/27	816,000	782,340
American Axle & Manufacturing
6.25% 4/1/25	4,138,000	4,044,895
6.25% 3/15/26	926,000	898,220
6.50% 4/1/27	2,199,000	2,136,438
6.63% 10/15/22	62,000	63,628
Goodyear Tire & Rubber
4.88% 3/15/27	1,826,000	1,675,355
5.00% 5/31/26	1,060,000	1,014,685
5.13% 11/15/23	885,000	886,106
		11,501,667
Banks–1.64%
μBank of America 6.10% 12/29/49	1,396,000	1,478,441
Barclays
4.38% 9/11/24	241,000	240,708
4.84% 5/9/28	472,000	467,368
5.20% 5/12/26	1,097,000	1,122,948
μ7.75% 9/15/23	527,000	528,204
μ8.00% 12/31/99	996,000	1,019,655
Barclays Bank 7.63% 11/21/22	1,290,000	1,403,630
CIT Group
4.75% 2/16/24	1,081,000	1,122,889
5.25% 3/7/25	721,000	768,983
6.13% 3/9/28	428,000	477,220
μCredit Agricole S.A. 8.13% 12/23/25	894,000	1,006,600
Royal Bank of Scotland Group
6.13% 12/15/22	1,070,000	1,138,891
μ7.50% 8/10/20	398,000	406,457
μ8.63% 8/15/21	335,000	357,613
μSociete Generale 7.38% 9/13/21	1,095,000	1,131,956
		12,671,563
Biotechnology–0.11%
Concordia International 8.00% 9/6/24	863,000	818,232
		818,232
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–1.57%
Cemex SAB
5.70% 1/11/25	1,880,000	$ 1,930,760
6.13% 5/5/25	1,691,000	1,754,412
7.75% 4/16/26	3,569,000	3,889,532
PGT Escrow Issuer 6.75% 8/1/26	749,000	780,833
Standard Industries
4.75% 1/15/28	840,000	804,300
5.00% 2/15/27	340,000	329,902
6.00% 10/15/25	1,490,000	1,567,614
Summit Materials
5.13% 6/1/25	400,000	386,000
6.13% 7/15/23	725,000	743,741
		12,187,094
Chemicals–1.50%
Chemours 7.00% 5/15/25	1,080,000	1,139,400
CVR Partners 9.25% 6/15/23	4,811,000	5,057,564
Ingevity 4.50% 2/1/26	324,000	317,627
NOVA Chemicals
4.88% 6/1/24	800,000	789,000
5.00% 5/1/25	793,000	780,114
5.25% 8/1/23	569,000	573,979
Trinseo Materials Operating SCA 5.38% 9/1/25	1,589,000	1,511,536
Tronox 6.50% 4/15/26	669,000	641,002
Tronox Finance 5.75% 10/1/25	868,000	806,155
		11,616,377
Coal–0.10%
Peabody Energy
6.00% 3/31/22	519,000	524,839
6.38% 3/31/25	225,000	219,712
		744,551
Commercial Services–4.45%
ACE Cash Express 12.00% 12/15/22	1,298,000	1,226,610
Ahern Rentals 7.38% 5/15/23	1,770,000	1,639,462
AMN Healthcare 5.13% 10/1/24	356,000	351,995
Avis Budget Car Rental
5.25% 3/15/25	1,517,000	1,462,009
6.38% 4/1/24	591,000	603,559
Brink's 4.63% 10/15/27	805,000	778,838
Garda World Security
7.25% 11/15/21	134,000	133,330
8.75% 5/15/25	5,830,000	5,567,650
Graham Holdings 5.75% 6/1/26	383,000	403,108
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Hertz
5.50% 10/15/24	656,000	$ 553,500
7.38% 1/15/21	822,000	822,000
7.63% 6/1/22	234,000	240,084
Nielsen Co. Luxembourg 5.00% 2/1/25	789,000	762,371
Nielsen Finance 5.00% 4/15/22	1,436,000	1,425,230
Prime Security Services Borrower
5.25% 4/15/24	947,000	949,367
5.75% 4/15/26	976,000	978,645
9.25% 5/15/23	3,185,000	3,352,212
Quad/Graphics 7.00% 5/1/22	490,000	492,107
Refinitiv US Holdings
6.25% 5/15/26	339,000	344,509
8.25% 11/15/26	348,000	342,345
Service Corp International
5.38% 5/15/24	815,000	838,431
8.00% 11/15/21	370,000	405,150
Sotheby's 4.88% 12/15/25	1,160,000	1,132,450
Team Health Holdings 6.38% 2/1/25	2,578,000	2,110,737
United Rentals North America
4.63% 10/15/25	1,030,000	1,019,700
4.88% 1/15/28	160,000	156,032
5.50% 7/15/25	1,040,000	1,066,000
5.50% 5/15/27	390,000	394,875
5.75% 11/15/24	2,220,000	2,289,375
5.88% 9/15/26	348,000	361,050
6.50% 12/15/26	1,360,000	1,434,800
Verscend Escrow 9.75% 8/15/26	823,000	824,029
		34,461,560
Computers–1.61%
Banff Merger Sub 9.75% 9/1/26	1,916,000	1,863,310
Booz Allen Hamilton 5.13% 5/1/25	741,000	742,852
Dell International / EMC
5.88% 6/15/21	565,000	575,812
7.13% 6/15/24	2,225,000	2,359,343
Diebold Nixdorf 8.50% 4/15/24	1,723,000	1,542,085
EMC 3.38% 6/1/23	848,000	823,352
Exela Intermediate 10.00% 7/15/23	2,373,000	2,425,206
Harland Clarke Holdings 8.38% 8/15/22	324,000	293,771
Western Digital 4.75% 2/15/26	1,922,000	1,840,315
		12,466,046

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.08%
Revlon Consumer Products 6.25% 8/1/24	1,194,000	$ 623,865
		623,865
Distribution/Wholesale–0.41%
Global Partners
6.25% 7/15/22	792,000	786,060
7.00% 6/15/23	860,000	854,625
H&E Equipment Services 5.63% 9/1/25	735,000	735,919
Univar USA 6.75% 7/15/23	758,000	778,466
		3,155,070
Diversified Financial Services–3.41%
Alliance Data Systems
5.38% 8/1/22	1,458,000	1,479,870
5.88% 11/1/21	800,000	820,000
Ally Financial
4.63% 3/30/25	856,000	872,050
5.13% 9/30/24	1,374,000	1,447,852
5.75% 11/20/25	1,065,000	1,138,336
8.00% 11/1/31	1,170,000	1,458,112
CNG Holdings 9.38% 5/15/20	2,303,000	2,279,970
Credit Acceptance 6.63% 3/15/26	775,000	789,803
Curo Group Holdings 8.25% 9/1/25	1,377,000	1,187,662
Ladder Capital Finance Holdings
5.25% 3/15/22	485,000	493,488
5.25% 10/1/25	548,000	527,450
Lions Gate Capital Holdings 6.38% 2/1/24	457,000	479,850
LPL Holdings 5.75% 9/15/25	1,088,000	1,104,646
Nationstar Mortgage
6.50% 7/1/21	527,000	528,318
6.50% 6/1/22	173,000	170,621
Nationstar Mortgage Holdings
8.13% 7/15/23	809,000	835,293
9.13% 7/15/26	1,465,000	1,490,637
Quicken Loans
5.25% 1/15/28	1,843,000	1,732,420
5.75% 5/1/25	1,455,000	1,467,367
Springleaf Finance
5.63% 3/15/23	2,260,000	2,296,725
6.13% 5/15/22	740,000	769,600
6.13% 3/15/24	415,000	425,367
6.88% 3/15/25	355,000	366,981
7.13% 3/15/26	1,232,000	1,256,634
7.75% 10/1/21	475,000	513,594
Travelport Corporate Finance 6.00% 3/15/26	451,000	488,208
		26,420,854
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–1.73%
Calpine
5.25% 6/1/26	1,210,000	$ 1,208,487
5.50% 2/1/24	675,000	673,313
5.75% 1/15/25	1,025,000	1,022,437
5.88% 1/15/24	900,000	924,750
Clearway Energy Operating
5.00% 9/15/26	682,000	653,015
5.75% 10/15/25	485,000	488,638
NextEra Energy Operating Partners L.P. 4.25% 9/15/24	983,000	979,314
NRG Energy
5.75% 1/15/28	596,000	633,995
6.63% 1/15/27	1,847,000	1,994,760
Talen Energy Supply 6.50% 6/1/25	1,625,000	1,438,125
Terraform Global Operating 6.13% 3/1/26	701,000	685,228
Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	15,575
=Texas Competitive Electric Holdings Escrow 1.00% 10/1/20	6,255,000	18,765
=Texas Competitive Electric Holdings Escrow (Nonext) 1.00% 10/1/20	1,920,000	4,800
Vistra Energy
5.88% 6/1/23	2,126,000	2,181,807
7.38% 11/1/22	466,000	484,640
		13,407,649
Electrical Components & Equipment–0.15%
WESCO Distribution 5.38% 6/15/24	1,170,000	1,189,013
		1,189,013
Electronics–0.56%
ADT Security 4.13% 6/15/23	3,027,000	2,927,109
Sensata Technologies
4.88% 10/15/23	435,000	449,681
5.00% 10/1/25	391,000	402,730
5.63% 11/1/24	531,000	568,170
		4,347,690
Energy-Alternate Sources–0.28%
TerraForm Power Operating
4.25% 1/31/23	843,000	837,091
5.00% 1/31/28	941,000	911,594
φ6.63% 6/15/25	365,000	383,706
		2,132,391
Engineering & Construction–0.71%
AECOM 5.13% 3/15/27	1,912,000	1,857,030
MasTec 4.88% 3/15/23	1,921,000	1,937,809

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Tutor Perini 6.88% 5/1/25	1,720,000	$ 1,718,073
		5,512,912
Entertainment–3.22%
AMC Entertainment Holdings
5.75% 6/15/25	1,372,000	1,287,691
5.88% 11/15/26	722,000	653,410
6.13% 5/15/27	848,000	770,620
Boyne USA 7.25% 5/1/25	1,221,000	1,312,575
CCM Merger 6.00% 3/15/22	272,000	279,820
Cinemark USA 4.88% 6/1/23	990,000	1,009,107
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	2,480,000	2,576,100
Eldorado Resorts
6.00% 4/1/25	2,100,000	2,136,750
6.00% 9/15/26	487,000	496,740
7.00% 8/1/23	225,000	236,005
Enterprise Development Authority 12.00% 7/15/24	2,378,000	2,425,560
Gateway Casinos & Entertainment 8.25% 3/1/24	2,188,000	2,294,665
International Game Technology 6.50% 2/15/25	1,600,000	1,672,000
Scientific Games International
5.00% 10/15/25	2,198,000	2,159,535
10.00% 12/1/22	2,099,000	2,213,605
Stars Group Holdings 7.00% 7/15/26	702,000	733,590
WMG Acquisition
4.88% 11/1/24	585,000	595,238
5.00% 8/1/23	255,000	260,419
5.50% 4/15/26	1,306,000	1,343,547
5.63% 4/15/22	459,000	465,311
		24,922,288
Environmental Control–0.13%
Covanta Holding
5.88% 3/1/24	580,000	595,950
5.88% 7/1/25	391,000	399,309
		995,259
Food–3.56%
Albertsons/Safeway/New Albertsons
5.75% 3/15/25	1,880,000	1,793,050
6.63% 6/15/24	4,658,000	4,727,870
7.50% 3/15/26	646,000	667,803
B&G Foods 5.25% 4/1/25	1,219,000	1,173,287
Dean Foods 6.50% 3/15/23	793,000	519,550
Dole Food 7.25% 6/15/25	1,122,000	998,580
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JBS USA Finance
5.75% 6/15/25	2,387,000	$ 2,455,626
5.88% 7/15/24	2,448,000	2,524,500
6.75% 2/15/28	797,000	827,884
7.25% 6/1/21	3,664,000	3,707,968
New Albertsons
6.63% 6/1/28	569,000	463,735
7.45% 8/1/29	1,504,000	1,338,560
7.75% 6/15/26	672,000	614,880
8.00% 5/1/31	834,000	755,812
8.70% 5/1/30	194,000	179,450
Pilgrim's Pride
5.75% 3/15/25	2,237,000	2,270,555
5.88% 9/30/27	971,000	980,710
Post Holdings
5.00% 8/15/26	799,000	780,024
5.50% 3/1/25	717,000	727,755
		27,507,599
Forest Products & Paper–0.26%
Clearwater Paper
4.50% 2/1/23	630,000	601,650
5.38% 2/1/25	1,468,000	1,372,580
		1,974,230
Gas–0.25%
AmeriGas Partners
5.50% 5/20/25	680,000	680,850
5.63% 5/20/24	471,000	481,009
5.75% 5/20/27	520,000	516,100
5.88% 8/20/26	220,000	220,550
		1,898,509
Hand Machine Tools–0.20%
Colfax
6.00% 2/15/24	1,270,000	1,327,150
6.38% 2/15/26	236,000	251,486
		1,578,636
Health Care Products–0.35%
Hill-Rom Holdings 5.75% 9/1/23	38,000	39,330
Hologic 4.38% 10/15/25	802,000	801,840
Mallinckrodt International Finance
5.50% 4/15/25	640,000	502,400
5.63% 10/15/23	311,000	259,685
Teleflex
4.88% 6/1/26	148,000	151,515
5.25% 6/15/24	965,000	992,145
		2,746,915
Health Care Services–5.98%
Acadia Healthcare
5.13% 7/1/22	410,000	413,075

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Acadia Healthcare (continued)
5.63% 2/15/23	330,000	$ 333,713
6.50% 3/1/24	1,098,000	1,130,940
Catalent Pharma Solutions 4.88% 1/15/26	1,073,000	1,067,635
Centene
4.75% 5/15/22	486,000	496,328
4.75% 1/15/25	1,191,000	1,217,798
5.38% 6/1/26	416,000	435,240
5.63% 2/15/21	343,000	348,574
6.13% 2/15/24	700,000	734,335
CHS / Community Health Systems
5.13% 8/1/21	1,472,000	1,454,483
6.25% 3/31/23	1,393,000	1,315,897
8.00% 3/15/26	916,000	881,650
8.13% 6/30/24	2,410,000	1,808,223
8.63% 1/15/24	1,456,000	1,461,460
DaVita
5.00% 5/1/25	1,125,000	1,082,250
5.75% 8/15/22	300,000	306,375
DaVita HealthCare Partners 5.13% 7/15/24	1,982,000	1,962,180
Encompass Health 5.75% 11/1/24	164,000	166,665
Envision Healthcare 8.75% 10/15/26	1,964,000	1,755,325
HCA
5.38% 2/1/25	3,421,000	3,634,812
5.63% 9/1/28	160,000	169,600
5.88% 5/1/23	2,789,000	2,980,744
5.88% 2/15/26	2,125,000	2,300,312
5.88% 2/1/29	576,000	621,331
7.50% 2/15/22	1,065,000	1,177,145
HCA Healthcare 6.25% 2/15/21	470,000	495,075
MPH Acquisition Holdings 7.13% 6/1/24	2,780,000	2,780,000
@Polaris Intermediate PIK 8.50% 12/1/22	1,489,000	1,474,482
Tenet Healthcare
4.38% 10/1/21	1,285,000	1,313,784
4.50% 4/1/21	843,000	859,860
4.63% 7/15/24	1,370,000	1,377,261
4.75% 6/1/20	840,000	853,650
5.13% 5/1/25	2,351,000	2,368,750
6.00% 10/1/20	658,000	684,320
6.25% 2/1/27	1,265,000	1,314,714
8.13% 4/1/22	1,554,000	1,677,698
WellCare Health Plans 5.25% 4/1/25	1,545,000	1,604,869
West Street Merger Sub 6.38% 9/1/25	200,000	195,500
		46,256,053
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders–0.72%
Lennar
4.50% 4/30/24	630,000	$ 641,025
4.75% 11/29/27	485,000	487,045
5.25% 6/1/26	411,000	424,358
5.88% 11/15/24	1,555,000	1,656,075
Mattamy Group 6.88% 12/15/23	780,000	799,500
New Home 7.25% 4/1/22	828,000	749,340
Toll Brothers Finance
4.35% 2/15/28	85,000	79,900
4.88% 11/15/25	395,000	398,950
5.63% 1/15/24	290,000	305,950
		5,542,143
Home Furnishings–0.46%
Tempur Sealy International
5.50% 6/15/26	722,000	725,155
5.63% 10/15/23	2,760,000	2,815,200
		3,540,355
Household Products Wares–0.49%
Kronos Acquisition Holdings 9.00% 8/15/23	761,000	656,362
Spectrum Brands
5.75% 7/15/25	1,718,000	1,739,475
6.13% 12/15/24	1,384,000	1,404,760
		3,800,597
Insurance–0.52%
AmWINS Group 7.75% 7/1/26	162,000	162,405
CNO Financial Group 5.25% 5/30/25	1,049,000	1,088,993
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	738,000	744,458
Liberty Mutual Group 7.80% 3/7/87	837,000	959,566
Radian Group 4.50% 10/1/24	1,109,000	1,097,910
		4,053,332
Internet–0.72%
Netflix
4.38% 11/15/26	425,000	418,094
4.88% 4/15/28	805,000	798,962
5.75% 3/1/24	58,000	62,327
5.88% 2/15/25	391,000	423,512
5.88% 11/15/28	648,000	686,070
Symantec 5.00% 4/15/25	1,247,000	1,250,041
Zayo Group
5.75% 1/15/27	695,000	695,209
6.38% 5/15/25	500,000	504,375

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Zayo Group / Zayo Capital 6.00% 4/1/23	701,000	$ 713,267
		5,551,857
Iron & Steel–1.03%
AK Steel
6.38% 10/15/25	780,000	651,300
7.00% 3/15/27	1,081,000	911,067
7.50% 7/15/23	515,000	530,605
Allegheny Technologies 5.95% 1/15/21	154,000	158,620
Big River Steel 7.25% 9/1/25	340,000	356,252
Cleveland-Cliffs
4.88% 1/15/24	540,000	534,600
5.75% 3/1/25	619,000	594,240
Commercial Metals
4.88% 5/15/23	537,000	541,028
5.38% 7/15/27	380,000	366,700
Steel Dynamics
4.13% 9/15/25	785,000	771,262
5.00% 12/15/26	610,000	624,487
5.13% 10/1/21	85,000	85,850
5.25% 4/15/23	135,000	137,700
5.50% 10/1/24	300,000	310,500
United States Steel
6.25% 3/15/26	1,146,000	1,072,942
6.88% 8/15/25	299,000	292,273
		7,939,426
Leisure Time–0.34%
Constellation Merger Sub 8.50% 9/15/25	1,147,000	1,053,520
Sabre GLBL 5.38% 4/15/23	760,000	782,739
Viking Cruises 6.25% 5/15/25	144,000	146,880
VOC Escrow 5.00% 2/15/28	680,000	664,700
		2,647,839
Lodging–1.24%
Boyd Gaming
6.00% 8/15/26	503,000	517,461
6.38% 4/1/26	1,295,000	1,345,181
6.88% 5/15/23	496,000	517,080
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	880,913
Jack Ohio Finance
6.75% 11/15/21	1,105,000	1,140,913
10.25% 11/15/22	705,000	757,875
Marriott Ownership Resorts 6.50% 9/15/26	1,542,000	1,621,336
MGM Resorts International 5.75% 6/15/25	817,000	849,680
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Station Casinos 5.00% 10/1/25	762,000	$ 748,665
Wyndham Destinations 4.25% 3/1/22	80,000	80,260
Wyndham Worldwide
5.40% 4/1/24	497,000	506,940
5.75% 4/1/27	293,000	291,725
6.35% 10/1/25	304,000	319,200
		9,577,229
Machinery Construction & Mining–0.52%
Vertiv Group 9.25% 10/15/24	3,996,000	3,996,000
		3,996,000
Machinery Diversified–0.28%
ATS Automation Tooling Systems 6.50% 6/15/23	792,000	822,690
Stevens Holding 6.13% 10/1/26	645,000	667,575
Tennant 5.63% 5/1/25	677,000	685,462
		2,175,727
Media–9.25%
Altice Financing
6.63% 2/15/23	686,000	703,150
7.50% 5/15/26	1,950,000	1,929,525
Altice Luxembourg
7.63% 2/15/25	1,275,000	1,123,594
7.75% 5/15/22	1,329,000	1,333,984
AMC Networks
4.75% 12/15/22	15,000	15,150
4.75% 8/1/25	578,000	575,110
5.00% 4/1/24	1,485,000	1,495,989
Cablevision Systems 8.00% 4/15/20	1,838,000	1,925,305
CBS Radio 7.25% 11/1/24	730,000	730,000
CCO Holdings
5.00% 2/1/28	814,000	804,761
5.13% 5/1/27	1,284,000	1,295,235
5.38% 5/1/25	300,000	310,500
5.50% 5/1/26	830,000	859,050
5.75% 9/1/23	375,000	383,438
5.75% 1/15/24	225,000	231,469
5.75% 2/15/26	2,869,000	3,008,864
5.88% 4/1/24	4,981,000	5,218,145
Clear Channel Worldwide Holdings
6.50% 11/15/22	2,293,000	2,358,924
6.50% 11/15/22	1,632,000	1,674,840
9.25% 2/15/24	3,589,000	3,813,312
CSC Holdings
5.25% 6/1/24	935,000	951,363
5.38% 7/15/23	1,880,000	1,919,950
5.38% 2/1/28	800,000	804,000

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings (continued)
5.50% 5/15/26	1,829,000	$ 1,884,419
5.50% 4/15/27	1,168,000	1,195,623
6.50% 2/1/29	1,725,000	1,840,359
6.63% 10/15/25	1,795,000	1,907,187
6.75% 11/15/21	433,000	463,851
7.50% 4/1/28	895,000	963,512
7.75% 7/15/25	215,000	231,125
DISH DBS
5.00% 3/15/23	718,000	648,893
5.88% 7/15/22	500,000	485,775
5.88% 11/15/24	263,000	221,906
6.75% 6/1/21	4,032,000	4,167,072
7.75% 7/1/26	742,000	647,395
Gray Escrow 7.00% 5/15/27	740,000	788,100
Gray Television
5.13% 10/15/24	675,000	679,421
5.88% 7/15/26	718,000	732,504
‡iHeartCommunications 9.00% 12/15/19	1,384,000	989,560
Liberty Interactive 8.25% 2/1/30	380,000	389,500
Nexstar Broadcasting
5.63% 8/1/24	840,000	854,700
6.13% 2/15/22	155,000	157,713
Sinclair Television Group
5.63% 8/1/24	753,000	761,471
5.88% 3/15/26	84,000	84,945
6.13% 10/1/22	915,000	933,300
Sirius XM Radio
4.63% 5/15/23	1,100,000	1,117,875
5.00% 8/1/27	956,000	960,159
5.38% 4/15/25	1,205,000	1,241,150
5.38% 7/15/26	390,000	399,867
TEGNA
5.50% 9/15/24	340,000	344,675
6.38% 10/15/23	1,025,000	1,063,437
Unitymedia 6.13% 1/15/25	1,645,000	1,715,570
Univision Communications
5.13% 5/15/23	405,000	385,509
5.13% 2/15/25	554,000	518,683
UPC Holding 5.50% 1/15/28	160,000	160,000
UPCB Finance IV 5.38% 1/15/25	1,095,000	1,114,162
μViacom
5.88% 2/28/57	2,362,000	2,291,140
6.25% 2/28/57	1,145,000	1,147,862
Videotron
5.13% 4/15/27	313,000	320,043
5.38% 6/15/24	798,000	835,905
Virgin Media Secured Finance
5.25% 1/15/26	810,000	818,100
5.50% 1/15/25	400,000	408,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Ziggo Bond Finance 5.88% 1/15/25	520,000	$ 514,800
Ziggo Secured Finance 5.50% 1/15/27	1,750,000	1,732,500
		71,583,926
Metal Fabricate & Hardware–0.35%
Novelis
5.88% 9/30/26	1,480,000	1,478,150
6.25% 8/15/24	1,175,000	1,204,375
		2,682,525
Mining–1.74%
Alcoa Nederland Holding B.V. 6.75% 9/30/24	797,000	846,812
Coeur Mining 5.88% 6/1/24	399,000	385,534
Constellium
5.75% 5/15/24	250,000	250,625
6.63% 3/1/25	909,000	929,452
FMG Resources August 2006
4.75% 5/15/22	552,000	554,070
5.13% 5/15/24	783,000	787,894
Freeport-McMoRan
3.55% 3/1/22	80,000	79,300
3.88% 3/15/23	3,575,000	3,532,493
4.00% 11/14/21	1,193,000	1,203,439
4.55% 11/14/24	465,000	459,187
5.40% 11/14/34	150,000	137,250
5.45% 3/15/43	1,280,000	1,126,413
Hecla Mining 6.88% 5/1/21	1,351,000	1,353,533
Hudbay Minerals
7.25% 1/15/23	575,000	598,000
7.63% 1/15/25	420,000	433,125
Kaiser Aluminum 5.88% 5/15/24	433,000	445,990
Northwest Acquisitions 7.13% 11/1/22	379,000	334,468
		13,457,585
Miscellaneous Manufacturing–0.53%
Bombardier 6.00% 10/15/22	1,997,000	2,024,459
FXI Holdings 7.88% 11/1/24	775,000	722,687
Gates Global 6.00% 7/15/22	742,000	747,684
Koppers 6.00% 2/15/25	657,000	645,502
		4,140,332
Office Business Equipment–0.37%
CDW
5.00% 9/1/23	259,000	265,799
5.50% 12/1/24	685,000	723,531
Pitney Bowes
4.63% 3/15/24	99,000	92,318
4.70% 4/1/23	721,000	690,357

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment (continued)
Xerox 4.13% 3/15/23	1,148,000	$ 1,124,374
		2,896,379
Oil & Gas–6.91%
Aker BP
5.88% 3/31/25	1,551,000	1,630,489
6.00% 7/1/22	152,000	157,320
Antero Resources
5.13% 12/1/22	815,000	822,376
5.63% 6/1/23	204,000	207,570
Baytex Energy
5.13% 6/1/21	91,000	90,318
5.63% 6/1/24	190,000	177,413
Bruin E&P Partners 8.88% 8/1/23	421,000	405,213
California Resources 8.00% 12/15/22	1,348,000	1,061,954
Callon Petroleum 6.13% 10/1/24	561,000	566,610
Carrizo Oil & Gas 6.25% 4/15/23	1,200,000	1,186,500
Chesapeake Energy
•6.04% (LIBOR03M + 3.25%) 4/15/19	356,000	356,089
6.63% 8/15/20	364,000	375,375
7.00% 10/1/24	642,000	642,802
8.00% 1/15/25	1,275,000	1,306,875
8.00% 6/15/27	2,000,000	1,980,000
CITGO Petroleum 6.25% 8/15/22	868,000	865,830
Comstock Resources 9.75% 8/15/26	385,000	356,125
Denbury Resources
7.50% 2/15/24	225,000	193,219
9.25% 3/31/22	615,000	596,550
Diamond Offshore Drilling
5.70% 10/15/39	486,000	329,265
7.88% 8/15/25	937,000	908,890
Ensco
5.20% 3/15/25	24,000	18,727
5.75% 10/1/44	1,052,000	681,170
7.75% 2/1/26	305,000	258,869
8.00% 1/31/24	270,000	247,725
EP Energy
7.75% 5/15/26	1,522,000	1,244,235
8.00% 11/29/24	1,678,000	939,680
8.00% 2/15/25	319,000	111,650
9.38% 5/1/24	1,117,000	407,705
Extraction Oil & Gas
5.63% 2/1/26	125,000	96,563
7.38% 5/15/24	83,000	69,720
Gulfport Energy
6.00% 10/15/24	243,000	221,772
6.38% 5/15/25	213,000	193,564
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hilcorp Energy I
5.00% 12/1/24	775,000	$ 757,795
6.25% 11/1/28	850,000	856,375
Matador Resources 5.88% 9/15/26	568,000	569,420
MEG Energy
6.38% 1/30/23	295,000	273,981
6.50% 1/15/25	185,000	182,952
7.00% 3/31/24	388,000	363,750
Nabors Industries 5.75% 2/1/25	914,000	823,724
Noble Holding International
5.25% 3/15/42	448,000	272,160
6.20% 8/1/40	528,000	336,600
7.88% 2/1/26	678,000	631,387
7.95% 4/1/25	66,000	57,420
8.95% 4/1/45	167,000	131,095
@Northern Oil and Gas PIK 9.50% 5/15/23	1,011,831	1,052,304
Oasis Petroleum
6.25% 5/1/26	982,000	937,810
6.88% 3/15/22	539,000	545,737
PBF Holding
7.00% 11/15/23	402,000	415,467
7.25% 6/15/25	1,250,000	1,289,375
Precision Drilling
5.25% 11/15/24	115,000	108,100
7.13% 1/15/26	173,000	172,405
QEP Resources
5.25% 5/1/23	494,000	468,065
5.38% 10/1/22	823,000	807,569
5.63% 3/1/26	618,000	562,380
Seven Generations Energy 5.38% 9/30/25	648,000	635,850
Shelf Drilling Holdings 8.25% 2/15/25	2,678,000	2,557,490
SM Energy
6.63% 1/15/27	616,000	588,280
6.75% 9/15/26	526,000	506,933
Southwestern Energy
6.20% 1/23/25	534,000	527,325
7.50% 4/1/26	526,000	539,150
Sunoco
4.88% 1/15/23	621,000	632,426
5.50% 2/15/26	517,000	513,123
5.88% 3/15/28	194,000	193,030
6.00% 4/15/27	1,364,000	1,373,821
Transocean
6.80% 3/15/38	1,634,000	1,274,520
7.25% 11/1/25	594,000	590,287
7.50% 1/15/26	1,598,000	1,586,015
7.50% 4/15/31	816,000	701,760
9.00% 7/15/23	960,000	1,027,200
9.35% 12/15/41	1,194,000	1,123,852

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Transocean Pontus 6.13% 8/1/25	1,117,935	$ 1,137,499
Transocean Poseidon 6.88% 2/1/27	542,000	565,035
Tullow Oil 7.00% 3/1/25	1,929,000	1,947,229
@Ultra Resources 11.00% 7/12/24	3,291,000	1,958,145
Unit 6.63% 5/15/21	1,241,000	1,197,565
W&T Offshore 9.75% 11/1/23	1,202,000	1,203,502
Whiting Petroleum 6.63% 1/15/26	757,000	745,645
		53,449,716
Oil & Gas Services–0.65%
Bristow Group 6.25% 10/15/22	314,000	62,015
CSI Compressco 7.50% 4/1/25	876,000	840,960
KCA Deutag UK Finance
7.25% 5/15/21	455,000	393,575
9.63% 4/1/23	200,000	168,250
9.88% 4/1/22	253,000	218,845
SESI
7.13% 12/15/21	103,000	92,829
7.75% 9/15/24	659,000	548,617
@Telford Offshore PIK 14.00% 2/12/24	532,819	262,413
Transocean Phoenix 2 7.75% 10/15/24	325,600	344,322
Transocean Proteus 6.25% 12/1/24	231,200	238,425
USA Compression Partners
6.88% 4/1/26	301,000	310,406
6.88% 9/1/27	111,000	113,359
Weatherford International
5.95% 4/15/42	935,000	527,995
6.50% 8/1/36	343,000	195,510
6.75% 9/15/40	251,000	142,443
6.80% 6/15/37	5,000	2,850
7.00% 3/15/38	518,000	296,555
8.25% 6/15/23	42,000	29,925
9.88% 3/1/25	304,000	216,600
		5,005,894
Packaging & Containers–1.73%
Ardagh Packaging Finance
4.63% 5/15/23	700,000	706,125
6.00% 2/15/25	2,435,000	2,441,087
7.25% 5/15/24	1,575,000	1,665,090
Ball 5.00% 3/15/22	135,000	140,400
Berry Global
5.13% 7/15/23	360,000	367,308
6.00% 10/15/22	500,000	516,250
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
BWAY Holding 5.50% 4/15/24	1,180,000	$ 1,175,929
Crown Americas
4.25% 9/30/26	490,000	475,300
4.75% 2/1/26	310,000	312,263
Flex Acquisition 6.88% 1/15/25	266,000	255,360
Greif 6.50% 3/1/27	697,000	714,425
Intertape Polymer Group 7.00% 10/15/26	628,000	645,270
OI European Group 4.00% 3/15/23	450,000	442,688
Owens-Brockway Glass Container
5.00% 1/15/22	485,000	498,944
5.38% 1/15/25	199,000	203,229
5.88% 8/15/23	105,000	110,371
6.38% 8/15/25	460,000	486,450
Reynolds Group Issuer
5.13% 7/15/23	350,000	356,125
5.75% 10/15/20	1,342,214	1,345,570
6.88% 2/15/21	150,744	151,497
Sealed Air 4.88% 12/1/22	360,000	372,866
		13,382,547
Pharmaceuticals–2.17%
Bausch Health
5.50% 11/1/25	1,050,000	1,076,250
5.75% 8/15/27	173,000	177,809
5.88% 5/15/23	3,325,000	3,379,031
6.13% 4/15/25	2,435,000	2,416,737
6.50% 3/15/22	521,000	539,886
7.00% 3/15/24	1,180,000	1,251,390
8.50% 1/31/27	679,000	721,438
9.00% 12/15/25	2,275,000	2,479,864
9.25% 4/1/26	1,156,000	1,267,901
Endo Finance
5.88% 10/15/24	580,000	572,025
6.00% 7/15/23	1,309,000	1,014,475
6.00% 2/1/25	960,000	699,149
NVA Holdings 6.88% 4/1/26	771,000	766,181
Par Pharmaceutical 7.50% 4/1/27	459,000	466,574
		16,828,710
Pipelines–4.66%
μAndeavor Logistics 6.88% 2/15/23	1,140,000	1,146,367
μBuckeye Partners 6.38% 1/22/78	1,565,000	1,396,762
Cheniere Corpus Christi Holdings
5.13% 6/30/27	460,000	483,575
5.88% 3/31/25	1,030,000	1,122,700
7.00% 6/30/24	630,000	712,719

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Energy Partners
5.25% 10/1/25	659,000	$ 676,299
5.63% 10/1/26	553,000	568,207
CNX Midstream Partners 6.50% 3/15/26	313,000	304,393
Crestwood Midstream Partners
5.75% 4/1/25	620,000	638,600
6.25% 4/1/23	494,000	508,820
μDCP Midstream 7.38% 12/15/22	1,132,000	1,112,445
DCP Midstream Operating
3.88% 3/15/23	1,667,000	1,662,832
4.75% 9/30/21	68,000	69,360
4.95% 4/1/22	270,000	277,088
5.38% 7/15/25	355,000	370,975
6.75% 9/15/37	735,000	760,725
Delek Logistics Partners 6.75% 5/15/25	1,717,000	1,708,415
Energy Transfer Operating
5.88% 1/15/24	658,000	719,251
μ6.63% 2/15/28	1,142,000	1,087,327
EnLink Midstream Partners
4.15% 6/1/25	656,000	633,860
4.40% 4/1/24	522,000	518,738
4.85% 7/15/26	467,000	465,342
5.60% 4/1/44	435,000	391,500
μ6.00% 12/15/22	1,200,000	999,000
μEnterprise Products Operating
4.88% 8/16/77	443,000	411,337
5.38% 2/15/78	787,000	703,204
Genesis Energy
5.63% 6/15/24	519,000	500,835
6.00% 5/15/23	500,000	505,000
6.25% 5/15/26	395,000	375,250
6.50% 10/1/25	80,000	78,200
6.75% 8/1/22	295,000	303,113
Holly Energy Partners 6.00% 8/1/24	828,000	858,636
Martin Midstream Partners 7.25% 2/15/21	1,566,000	1,526,850
NGPL PipeCo 4.88% 8/15/27	558,000	565,672
NuStar Logistics 5.63% 4/28/27	1,045,000	1,047,612
PBF Logistics 6.88% 5/15/23	531,000	542,948
μPlains All American Pipeline 6.13% 11/15/22	1,220,000	1,145,549
SemGroup
5.63% 7/15/22	777,000	772,144
5.63% 11/15/23	497,000	469,218
6.38% 3/15/25	610,000	576,450
7.25% 3/15/26	752,000	733,200
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Summit Midstream Holdings
5.50% 8/15/22	752,000	$ 748,240
5.75% 4/15/25	709,000	671,777
Tallgrass Energy Partners 5.50% 9/15/24	905,000	932,150
Targa Resources Partners
4.25% 11/15/23	142,000	141,823
5.00% 1/15/28	395,000	390,556
5.13% 2/1/25	1,377,000	1,411,425
5.25% 5/1/23	660,000	673,490
5.38% 2/1/27	380,000	390,450
5.88% 4/15/26	307,000	326,034
6.50% 7/15/27	461,000	498,456
TransMontaigne Partners / TLP Finance 6.13% 2/15/26	462,000	436,590
		36,071,509
Private Equity–0.40%
Icahn Enterprises
5.88% 2/1/22	1,399,000	1,421,734
6.25% 2/1/22	682,000	701,335
6.38% 12/15/25	605,000	620,881
6.75% 2/1/24	312,000	326,430
		3,070,380
Real Estate–0.07%
Kennedy-Wilson 5.88% 4/1/24	550,000	549,313
		549,313
Real Estate Investment Trusts–1.25%
CyrusOne
5.00% 3/15/24	371,000	379,811
5.38% 3/15/27	391,000	405,545
Equinix
5.38% 1/1/22	689,000	708,809
5.38% 4/1/23	500,000	510,625
5.38% 5/15/27	535,000	563,248
5.75% 1/1/25	1,102,000	1,146,769
5.88% 1/15/26	300,000	316,785
ESH Hospitality 5.25% 5/1/25	1,417,000	1,411,091
Iron Mountain
4.88% 9/15/27	983,000	948,595
5.25% 3/15/28	706,000	685,703
5.75% 8/15/24	1,716,000	1,737,450
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27	715,000	740,919
SBA Communications 4.00% 10/1/22	147,000	148,264
		9,703,614

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–1.55%
1011778 BC ULC / New Red Finance 4.25% 5/15/24	1,194,000	$ 1,185,045
Caleres 6.25% 8/15/23	500,000	521,250
Cumberland Farms 6.75% 5/1/25	284,000	296,070
FirstCash 5.38% 6/1/24	443,000	455,187
IRB Holding 6.75% 2/15/26	1,982,000	1,868,035
L Brands 5.25% 2/1/28	384,000	342,720
Neiman Marcus Group 8.00% 10/15/21	1,812,000	969,420
Party City Holdings 6.63% 8/1/26	1,092,000	1,089,270
Penske Automotive Group 5.50% 5/15/26	1,964,000	1,941,905
PetSmart 5.88% 6/1/25	1,497,000	1,261,222
Staples 8.50% 9/15/25	1,859,000	2,037,929
		11,968,053
Semiconductors–0.59%
Amkor Technology 6.63% 9/15/27	708,000	719,948
Entegris 4.63% 2/10/26	750,000	746,250
NXP B.V. 4.63% 6/15/22	1,243,000	1,289,115
Qorvo 5.50% 7/15/26	1,142,000	1,182,084
Sensata Technologies UK Financing 6.25% 2/15/26	597,000	635,805
		4,573,202
Software–2.35%
Camelot Finance S.A. 7.88% 10/15/24	1,429,000	1,514,740
First Data
5.00% 1/15/24	587,000	602,556
5.75% 1/15/24	1,451,000	1,497,432
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,965,000	2,146,762
~Infor Software Parent PIK 7.13% 5/1/21	750,000	752,100
Infor US 6.50% 5/15/22	1,571,000	1,598,492
Informatica 7.13% 7/15/23	546,000	558,968
IQVIA
4.88% 5/15/23	580,000	593,108
5.00% 10/15/26	418,000	429,236
MSCI 5.38% 5/15/27	384,000	407,040
Nuance Communications 5.63% 12/15/26	1,505,000	1,550,045
Open Text
5.63% 1/15/23	737,000	759,110
5.88% 6/1/26	945,000	989,888
Rackspace Hosting 8.63% 11/15/24	1,714,000	1,531,253
Solera 10.50% 3/1/24	1,369,000	1,490,731
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
SS&C Technologies 5.50% 9/30/27	1,710,000	$ 1,730,306
		18,151,767
Telecommunications–9.58%
Altice France
6.25% 5/15/24	1,206,000	1,219,567
7.38% 5/1/26	1,865,000	1,832,362
8.13% 2/1/27	820,000	831,275
=Avaya 7.00% 4/1/19	3,607,000	361
CenturyLink
5.63% 4/1/25	193,000	187,210
5.80% 3/15/22	1,090,000	1,115,888
6.75% 12/1/23	745,000	779,456
6.88% 1/15/28	450,000	425,250
7.50% 4/1/24	667,000	707,020
Cincinnati Bell
7.00% 7/15/24	1,772,000	1,640,128
8.00% 10/15/25	650,000	596,375
CommScope
5.00% 6/15/21	928,000	930,784
5.50% 6/15/24	1,275,000	1,253,134
CommScope Finance
5.50% 3/1/24	693,000	710,526
6.00% 3/1/26	864,000	895,856
8.25% 3/1/27	1,028,000	1,069,120
CommScope Technologies
5.00% 3/15/27	485,000	431,252
6.00% 6/15/25	381,000	371,837
DKT Finance 9.38% 6/17/23	1,825,000	1,960,962
Embarq 8.00% 6/1/36	6,348,000	6,213,105
Frontier Communications
7.13% 1/15/23	295,000	179,950
7.63% 4/15/24	80,000	44,200
8.50% 4/1/26	1,020,000	951,150
10.50% 9/15/22	656,000	503,480
11.00% 9/15/25	2,170,000	1,438,981
Goodman Networks 8.00% 5/11/22	352,542	181,559
Hughes Satellite Systems
5.25% 8/1/26	761,000	758,146
6.63% 8/1/26	564,000	554,130
Intelsat Connect Finance 9.50% 2/15/23	2,375,000	2,114,462
Intelsat Jackson Holdings
5.50% 8/1/23	2,811,000	2,508,817
8.00% 2/15/24	2,226,000	2,326,170
8.50% 10/15/24	3,248,000	3,174,920
9.75% 7/15/25	1,050,000	1,071,315
Intelsat Luxembourg
7.75% 6/1/21	147,000	132,576
8.13% 6/1/23	979,000	685,300
Level 3 Financing
5.13% 5/1/23	210,000	212,625

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing (continued)
5.25% 3/15/26	645,000	$ 645,000
5.38% 8/15/22	445,000	448,338
5.38% 1/15/24	346,000	353,301
5.38% 5/1/25	1,375,000	1,395,350
Nokia
4.38% 6/12/27	475,000	471,438
6.63% 5/15/39	658,000	705,705
Plantronics 5.50% 5/31/23	731,000	736,483
Qwest
6.88% 9/15/33	311,000	309,789
7.25% 9/15/25	210,000	226,289
Qwest Capital Funding 7.75% 2/15/31	607,000	550,853
Sprint
7.13% 6/15/24	4,648,000	4,729,340
7.25% 9/15/21	491,000	516,778
7.63% 2/15/25	1,479,000	1,512,277
7.63% 3/1/26	861,000	874,776
7.88% 9/15/23	2,795,000	2,934,750
Sprint Capital
6.88% 11/15/28	313,000	301,654
8.75% 3/15/32	2,095,000	2,215,672
Sprint Communications
6.00% 11/15/22	1,190,000	1,202,257
7.00% 3/1/20	1,052,000	1,082,245
7.00% 8/15/20	882,000	912,870
11.50% 11/15/21	90,000	104,175
Telecom Italia Capital
6.00% 9/30/34	325,000	302,250
6.38% 11/15/33	1,308,000	1,268,760
Telecom Italia SpA 5.30% 5/30/24	400,000	403,500
T-Mobile USA
=†0.00% 1/15/26	1,014,000	0
4.50% 2/1/26	1,340,000	1,344,292
=†4.50% 2/1/26	546,000	0
4.75% 2/1/28	546,000	543,270
=†4.75% 2/1/28	546,000	0
5.13% 4/15/25	380,000	390,450
6.00% 4/15/24	1,065,000	1,108,931
=†6.00% 4/15/24	1,365,000	0
6.38% 3/1/25	2,389,000	2,493,638
=†6.38% 3/1/25	2,389,000	0
6.50% 1/15/24	129,000	134,321
=†6.50% 1/15/24	129,000	0
6.50% 1/15/26	1,014,000	1,084,980
Wind Tre 5.00% 1/20/26	863,000	789,645
‡Windstream Services 9.00% 6/30/25	2,283,000	1,563,855
‡Windstream Services / Windstream Finance 8.63% 10/31/25	480,000	457,800
		74,124,281
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobbies–0.30%
Mattel
3.15% 3/15/23	425,000	$ 382,500
6.75% 12/31/25	1,965,000	1,937,981
		2,320,481
Transportation–0.42%
XPO Logistics
6.13% 9/1/23	1,212,000	1,225,635
6.50% 6/15/22	415,000	424,338
6.75% 8/15/24	1,583,000	1,618,617
		3,268,590
Trucking & Leasing–0.94%
Avolon Holdings Funding
5.13% 10/1/23	1,262,000	1,287,240
5.25% 5/15/24	774,000	799,155
5.50% 1/15/23	142,000	146,260
DAE Funding
4.50% 8/1/22	549,000	554,490
5.00% 8/1/24	956,000	970,340
Park Aerospace Holdings
4.50% 3/15/23	1,275,000	1,271,813
5.25% 8/15/22	561,000	576,371
5.50% 2/15/24	1,612,000	1,677,528
		7,283,197
Total Corporate Bonds (Cost $685,766,581)		686,618,424
LOAN AGREEMENTS–5.49%
•Albertsons
5.48% (LIBOR01M + 3.00%) 6/22/23	225,874	224,237
5.61% (LIBOR03M + 3.00%) 12/21/22	108,892	108,212
•American Axle and Manufacturing 4.74% (LIBOR01M + 2.25%) 4/6/24	115,873	113,434
•Avaya
6.73% (LIBOR01M + 4.25%) 12/15/24	467,692	466,474
6.85% (LIBOR02M + 4.25%) 12/15/24	282,808	282,071
•Berry Global 4.61% (LIBOR02M + 2.00%) 10/1/22	350,000	348,269
•California Resources Corporation
7.25% (LIBOR01M + 4.75%) 12/31/22	5,214,700	5,144,641
12.87% (LIBOR01M + 10.38%) 12/31/21	5,212,000	5,508,459

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CCM Merger 4.75% (LIBOR01M + 2.25%) 8/8/21	724,705	$ 723,647
•CenturyLink 5.25% (LIBOR01M + 2.75%) 1/31/25	163,294	160,437
•Cincinnati Bell 5.75% (LIBOR01M + 3.25%) 10/2/24	768,457	762,144
•Claire's Stores 9.94% (LIBOR06M + 7.25%) 10/12/38	609,702	1,006,008
•Concordia International 7.99% (LIBOR01M + 5.50%) 9/6/24	1,228,590	1,164,599
•Consolidated Communications 5.50% (LIBOR01M + 3.00%) 10/4/23	568,587	539,330
•Cortes NP Acquisition Corporation 6.63% (LIBOR03M + 4.00%) 11/30/23	577,765	544,783
•CSC Holdings 4.73% (LIBOR01M + 2.25%) 1/15/26	370,000	360,103
•Encino Acquisition Partners Holdings 9.25% (LIBOR01M + 6.75%) 10/29/25	613,085	594,692
=•FGI Operating Company 12.68% (LIBOR03M + 10.00%) 5/15/22	106,922	106,922
•First Data Corporation 4.49% (LIBOR01M + 2.00%) 7/8/22	715,092	714,131
•Getty Images 7.00% (LIBOR01M + 4.50%) 2/19/26	1,097,250	1,090,908
•Golden Nugget 5.23% (LIBOR01M + 2.75%) 10/4/23	770,000	763,443
•Greeneden U.S. Holdings II 5.75% (LIBOR01M + 3.25%) 12/1/23	346,088	342,324
•Gulf Finance
7.75% (LIBOR01M + 5.25%) 8/25/23	530,085	424,620
7.86% (LIBOR03M + 5.25%) 8/25/23	317,344	254,206
•iHeartCommunications
0.00% 1/30/20	2,532,692	1,813,407
10.13% 7/30/19	850,642	609,485
•JBS USA, LLC
4.98% (LIBOR01M + 2.50%) 10/30/22	378,000	375,993
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•JBS USA, LLC (continued)
5.00% (LIBOR01M + 2.50%) 10/30/22	376,076	$ 374,079
•MEG Energy 6.00% (LIBOR01M + 3.50%) 12/31/23	1,330,358	1,330,777
•Moran Foods 8.60% (LIBOR03M + 6.00%) 12/5/23	2,981,477	1,714,349
•MPH Acquisition Holdings 5.35% (LIBOR03M + 2.75%) 6/7/23	747,420	725,177
•Neiman Marcus Group 5.73% (LIBOR01M + 3.25%) 10/25/20	838,381	781,878
•ON Semiconductor 4.25% (LIBOR01M + 1.75%) 3/31/23	239,226	237,265
•Party City Holdings 5.00% (LIBOR01M + 2.50%) 8/19/22	747,122	742,762
•PetSmart 5.49% (LIBOR01M + 3.00%) 3/11/22	430,553	387,285
•Prime Security Services Borrower 5.25% (LIBOR01M + 2.75%) 5/2/22	1,050,795	1,041,605
•Revlon Consumer Products Corporation
6.10% (LIBOR03M + 3.50%) 9/7/23	3,685	2,687
6.13% (LIBOR03M + 3.50%) 9/7/23	327,559	238,846
6.13% (LIBOR03M + 3.50%) 9/7/23	1,105,921	806,405
•Scientific Games International
5.25% (LIBOR01M + 2.75%) 8/14/24	144,814	141,284
5.31% 8/14/24	500,000	487,812
5.33% (LIBOR02M + 2.75%) 8/14/24	603,297	588,592
•Securus Technologies Holdings
7.00% 11/1/24	56,000	55,195
7.00% (LIBOR01M + 4.50%) 11/1/24	747,661	744,080
10.75% (LIBOR01M + 8.25%) 11/1/25	241,000	237,385
•SolarWinds Holdings 5.25% (LIBOR01M + 2.75%) 2/5/24	148,125	146,829
•Syniverse Holdings 7.48% (LIBOR01M + 5.00%) 3/9/23	1,201,845	1,106,899
•TransDigm
5.00% (LIBOR01M + 2.50%) 6/9/23	538,810	527,360

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•TransDigm (continued)
5.00% (LIBOR01M + 2.50%) 8/22/24	408,186	$ 398,594
5.00% (LIBOR01M + 2.50%) 5/30/25	204,094	199,131
•Tribune Media Company 5.50% (LIBOR01M + 3.00%) 12/27/20	354,094	354,481
•UFC Holdings
5.75% (LIBOR01M + 3.25%) 8/18/23	925,263	920,646
10.00% (LIBOR01M + 7.5%) 8/18/24	225,000	226,593
•Ultra Resources 6.49% (LIBOR01M + 4.00%) 4/12/24	770,000	671,586
•United Natural Foods 6.75% (LIBOR01M + 4.25%) 10/22/25	795,000	686,880
•Unitymedia Finance Tranche E 1st Lien 4.48% (LIBOR01M + 2.00%) 6/1/23	278,600	275,750
•Valeant Pharmaceuticals International 5.48% (LIBOR01M + 3.00%) 6/2/25	693,383	689,732
•Viskase Companies 5.85% (LIBOR03M + 3.25%) 1/30/21	810,817	786,493
•Windstream Services 10.50% (LIBOR03M + 5.00%) 3/29/21	337,925	339,667
Total Loan Agreements (Cost $44,689,493)		42,515,083

	Number of Shares
COMMON STOCK–0.90%
Advanz Pharma	80,868	1,405,486
†Avaya Holdings	82,746	1,392,615
=Claire's Stores	1,493	1,186,935
Escrow General Motors	400,000	0
†Goodman Networks	22,179	0
†NII Holdings	84,804	166,216
†Penn Virginia	4,465	196,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†Penn Virginia	2,328	$ 102,665
=†Remington Outdoor	9,637	9,396
=Telford Offshore	26,723	33,404
†Ultra Petroleum	36,212	22,089
Vistra Energy	93,343	2,429,718
Total Common Stock (Cost $8,747,072)		6,945,431
PREFERRED STOCKS–0.61%
=Claire's Stores 0.00%	880	1,375,000
=Goodman Networks 8.00%	26,388	264
•ILFC E-Capital Trust I 4.57% (1.55% + Max of LIBOR03M, CMT10YR or CMT30YR) 12/21/65	1,540,000	1,218,872
•ILFC E-Capital Trust II 4.85% (1.80% + Max of LIBOR03M, CMT15YR or CMT30YR) 12/21/65	2,651,000	2,094,290
Total Preferred Stocks (Cost $3,962,422)		4,688,426
RIGHTS–0.02%
=Vistra Energy CVR	188,914	146,408
Total Rights (Cost $0)		146,408
WARRANT–0.00%
Ultra Resources exp 7/14/25 exercise price $1.00	65,520	9,828
Total Warrant (Cost $9,828)		9,828
MONEY MARKET FUND–2.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	21,691,094	21,691,094
Total Money Market Fund (Cost $21,691,094)		21,691,094

TOTAL INVESTMENTS–98.59% (Cost $765,085,589)	762,841,406

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.41%	10,905,015
NET ASSETS APPLICABLE TO 72,848,815 SHARES OUTSTANDING–100.00%	$773,746,421

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2019.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
~ 100% of the income received on this PIK security was in the form of cash.
† Non-income producing.

Summary of Abbreviations:
CMT10YR–Constant Maturity Treasury 10 Year
CMT15YR–Constant Maturity Treasury 15 Year
CMT30YR–Constant Maturity Treasury 30 Year
CSI–Credit Suisse International
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MSCI–Morgan Stanley Capital International
PIK–Payment-in-kind
See accompanying notes.
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$226,712	$—	$226,712
Corporate Bonds
Advertising	—	2,716,142	—	2,716,142
Aerospace & Defense	—	12,912,177	—	12,912,177
Agriculture	—	454,000	—	454,000
Airlines	—	1,315,051	—	1,315,051
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Apparel	$—	$946,453	$—	$946,453
Auto Manufacturers	—	3,802,072	—	3,802,072
Auto Parts & Equipment	—	11,501,667	—	11,501,667
Banks	—	12,671,563	—	12,671,563
Biotechnology	—	818,232	—	818,232
Building Materials	—	12,187,094	—	12,187,094
Chemicals	—	11,616,377	—	11,616,377
Coal	—	744,551	—	744,551
Commercial Services	—	34,461,560	—	34,461,560
Computers	—	12,466,046	—	12,466,046
Cosmetics & Personal Care	—	623,865	—	623,865
Distribution/Wholesale	—	3,155,070	—	3,155,070
Diversified Financial Services	—	26,420,854	—	26,420,854
Electric	—	13,384,084	23,565	13,407,649
Electrical Components & Equipment	—	1,189,013	—	1,189,013
Electronics	—	4,347,690	—	4,347,690
Energy-Alternate Sources	—	2,132,391	—	2,132,391
Engineering & Construction	—	5,512,912	—	5,512,912
Entertainment	—	24,922,288	—	24,922,288
Environmental Control	—	995,259	—	995,259
Food	—	27,507,599	—	27,507,599
Forest Products & Paper	—	1,974,230	—	1,974,230
Gas	—	1,898,509	—	1,898,509
Hand Machine Tools	—	1,578,636	—	1,578,636
Health Care Products	—	2,746,915	—	2,746,915
Health Care Services	—	46,256,053	—	46,256,053
Home Builders	—	5,542,143	—	5,542,143
Home Furnishings	—	3,540,355	—	3,540,355
Household Products Wares	—	3,800,597	—	3,800,597
Insurance	—	4,053,332	—	4,053,332
Internet	—	5,551,857	—	5,551,857
Iron & Steel	—	7,939,426	—	7,939,426
Leisure Time	—	2,647,839	—	2,647,839
Lodging	—	9,577,229	—	9,577,229
Machinery Construction & Mining	—	3,996,000	—	3,996,000
Machinery Diversified	—	2,175,727	—	2,175,727
Media	—	71,583,926	—	71,583,926
Metal Fabricate & Hardware	—	2,682,525	—	2,682,525
Mining	—	13,457,585	—	13,457,585
Miscellaneous Manufacturing	—	4,140,332	—	4,140,332
Office Business Equipment	—	2,896,379	—	2,896,379
Oil & Gas	—	53,449,716	—	53,449,716
Oil & Gas Services	—	5,005,894	—	5,005,894
Packaging & Containers	—	13,382,547	—	13,382,547
Pharmaceuticals	—	16,828,710	—	16,828,710
Pipelines	—	36,071,509	—	36,071,509
Private Equity	—	3,070,380	—	3,070,380
Real Estate	—	549,313	—	549,313
Real Estate Investment Trusts	—	9,703,614	—	9,703,614
Retail	—	11,968,053	—	11,968,053
Semiconductors	—	4,573,202	—	4,573,202
Software	—	18,151,767	—	18,151,767
Telecommunications	—	74,123,920	361	74,124,281
Toys Games Hobbies	—	2,320,481	—	2,320,481
Transportation	—	3,268,590	—	3,268,590
Trucking & Leasing	—	7,283,197	—	7,283,197
Loan Agreements	—	42,408,161	106,922	42,515,083
Common Stock	5,590,942	124,754	1,229,735	6,945,431
Rights	—	—	146,408	146,408
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Warrant	$9,828	$—	$—	$9,828
Preferred Stocks	—	3,313,162	1,375,264	4,688,426
Money Market Fund	21,691,094	—	—	21,691,094
Total Investments	$27,291,864	$732,667,287	$2,882,255	$762,841,406
During the period ended March 31, 2019, transfers out of Level 2 investments into Level 3 investments were made in the amount of $146,408 and there was transfers out of Level 3 investments into Level 2 investments were made in the amount of $1,340,186 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan High Yield Fund–18